TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2014
TRADE RECEIVABLES, NET
TRADE RECEIVABLES, NET

8. TRADE RECEIVABLES, NET

        Trade receivables as of December 31, 2014 and 2013 comprised the following:

	December 31,
	2014	2013
Roaming	13,892	15,875
Subscribers	10,722	12,548
Interconnect	3,802	2,847
Dealers	1,931	2,127
Other	4,784	4,910
Allowance for doubtful accounts	(2,165)	(3,753)

Trade receivables, net	32,966	34,554

        The following table summarizes the changes in the allowance for doubtful accounts receivable for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Balance, beginning of the year	3,753	3,461	3,122
Allowance for doubtful accounts charge	2,933	3,366	2,257
Accounts receivable written off	(4,521)	(3,074)	(1,918)

Balance, end of the year	2,165	3,753	3,461